Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Major Related Parties and Their Relationships	The table below sets forth the major related parties and their relationships with the Company as of and for the six months ended June 30, 2024 and 2023:
Name of related parties	Relationship with the Company
Jinjiang Xingminqi Accounting Vocational Training School (“Jinjiang School”)	A company controlled by the Company’s controlling shareholder
Quanzhou City Lichen Accounting Vocational Training School (“Quanzhou School”)	A company controlled by the Company’s controlling shareholder

Schedule of Significant Transactions with Related Parties	Significant transactions with related parties were as follows:
	For the six months ended June 30, 2024	For the six months ended June 30, 2023
	In thousands of USD
Provision of marketing, operation and technical support services to Jinjiang School	$-	$35
Provision of marketing, operation and technical support services to Quanzhou School	-	65
Processing of academic education applications to Jinjiang School	-	109
Processing of academic education applications to Quanzhou School	-	115
Sales of teaching and learning materials to Jinjiang School	-	85
Sales of teaching and learning materials to Quanzhou School	-	57
Online training to Jinjiang School	-	18
Online training to Quanzhou School	-	18
Total revenues – related parties	$-	$502